Pension and Other Benefit Programs - Benefit Obligations, Assets, Funded Status and Balance Sheet Impacts Associated with Pension and Postretirement Medical Benefit Plans based upon Actuarial Valuations (Detail) - USD ($)
$ in Millions
	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Fair value of plans' assets
Beginning fair value	$ 13,459	$ 13,021	$ 13,021
Contributions			380
Ending fair value			13,459	$ 13,021
Amounts recognized in the balance sheet
Non-current liabilities			(2,712)	(3,281)
Net balance sheet liability			(2,650)
Pension Plans
Projected benefit obligations
Beginning obligations	(14,500)	(14,532)	(14,532)	(14,480)
Service costs	(83)	(88)	(350)	(368)	$ (318)
Interest cost	(145)	(123)	(489)	(447)	(458)
Actuarial gain			416	343
Plan amendments and other			(12)	(22)
Defined Benefit Plan, Benefit Obligation, Benefits Paid			467	442
Ending obligations			(14,500)	(14,532)	(14,480)
Fair value of plans' assets
Beginning fair value	12,728	12,325	12,325	10,401
Actual return on plan assets			579	1,056
Contributions			335	1,348
Defined Benefit Plan, Plan Assets, Benefits Paid			467	442
Expenses and other			(44)	(38)
Ending fair value			12,728	12,325	10,401
Underfunded status of the plans			(1,772)	(2,207)
Amounts recognized in the balance sheet
Non-current assets			113	70
Current liabilities			(51)	(46)
Non-current liabilities			(1,834)	(2,231)
Net balance sheet liability			(1,772)	(2,207)
Postretirement Medical Plans
Projected benefit obligations
Beginning obligations	(1,609)	(1,746)	(1,746)	(1,759)
Service costs	(2)	(3)	(10)	(11)	(11)
Interest cost	(16)	(15)	(60)	(56)	(61)
Actuarial gain			166	42
Plan amendments and other			(10)	(9)
Defined Benefit Plan, Benefit Obligation, Benefits Paid			51	47
Ending obligations			(1,609)	(1,746)	(1,759)
Fair value of plans' assets
Beginning fair value	$ 731	$ 696	696	614
Actual return on plan assets			34	61
Contributions			45	61
Defined Benefit Plan, Plan Assets, Benefits Paid			51	47
Expenses and other			(7)	(7)
Ending fair value			731	696	$ 614
Underfunded status of the plans			(878)	(1,050)
Amounts recognized in the balance sheet
Non-current assets			0	0
Current liabilities			0	0
Non-current liabilities			(878)	(1,050)
Net balance sheet liability			$ (878)	$ (1,050)